Average Annual Total Returns{- Fidelity® Blue Chip Growth Fund} - 07.31 Fidelity Blue Chip Growth Fund & Fidelity Blue Chip Value Fund Retail Combo PRO-06 - Fidelity® Blue Chip Growth Fund	Fidelity Blue Chip Growth Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Blue Chip Growth Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Blue Chip Growth Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Blue Chip Growth Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Blue Chip Growth Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Blue Chip Growth Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Blue Chip Growth Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Blue Chip Growth Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Blue Chip Growth Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS004 Past 1 year	RS004 Past 5 years	RS004 Past 10 years
Total	62.23%	24.77%	19.43%	59.60%	23.33%	18.10%	38.33%	19.98%	16.14%	38.49%	21.00%	17.21%